Schedule of Investments (unaudited)
September 30, 2021
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.5%
General Dynamics Corp.	78,065	$ 15,303,082
Banks — 8.0%
JPMorgan Chase & Co.	98,910	16,190,578
Consumer Finance — 5.5%
American Express Co.	66,690	11,172,576
Diversified Financial Services — 10.8%
Berkshire Hathaway, Inc., Class B(a)	80,298	21,916,536
Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc.(a)	14,874	2,443,649
Energy Equipment & Services — 1.0%
Schlumberger NV	70,328	2,084,522
Food & Staples Retailing — 1.9%
Walmart, Inc.	27,424	3,822,357
Food Products — 1.9%
Kraft Heinz Co.	17,761	653,960
Mondelez International, Inc., Class A	53,285	3,100,121
		3,754,081
Health Care Equipment & Supplies — 0.5%
Alcon, Inc.	13,736	1,105,336
Household Products — 3.4%
Procter & Gamble Co.	49,045	6,856,491
IT Services — 4.4%
Visa, Inc., Class A	39,748	8,853,867
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	32,760
Oil, Gas & Consumable Fuels — 2.0%
BP PLC, ADR	31,546	862,152
Exxon Mobil Corp.	54,584	3,210,631
		4,072,783
Security	Shares	Value
Pharmaceuticals — 15.3%
AstraZeneca PLC, ADR	128,000	$ 7,687,680
Johnson & Johnson	55,418	8,950,007
Merck & Co., Inc.	68,117	5,116,268
Novartis AG, ADR	68,681	5,616,732
Organon & Co.	6,811	223,333
Pfizer, Inc.	76,397	3,285,835
Viatris, Inc.	14,108	191,163
		31,071,018
Software — 32.1%
Microsoft Corp.	231,093	65,149,739
Tobacco — 4.1%
Altria Group, Inc.	77,000	3,505,040
Philip Morris International, Inc.	50,136	4,752,391
		8,257,431
Total Long-Term Investments — 99.6% (Cost: $15,435,081)		202,086,806
Short-Term Securities(b)(c)
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	741,465	741,465
Total Short-Term Securities — 0.4% (Cost: $741,465)		741,465
Total Investments — 100.0% (Cost: $16,176,546)		202,828,271
Other Assets Less Liabilities — 0.0%		79,168
Net Assets — 100.0%		$ 202,907,439
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 424,032	$ 317,433(a)	$ —	$ —	$ —	$ 741,465	741,465	$ 36	$ —
SL Liquidity Series, LLC, Money Market Series(b)	—	—(a)	—	—	—	—	—	1,625(c)	—
				$ —	$ —	$ 741,465		$ 1,661	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
September 30, 2021
BlackRock Exchange Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 202,086,806	$ —	$ —	$ 202,086,806
Short-Term Securities
Money Market Funds	741,465	—	—	741,465
	$ 202,828,271	$ —	$ —	$ 202,828,271
Portfolio Abbreviation
ADR	American Depositary Receipt
2